Cover	Oct. 27, 2021	Jul. 27, 2021	Apr. 28, 2021
Cover [Abstract]
Document Period End Date	Oct. 27, 2021
Entity Registrant Name			WESTWOOD HOLDINGS GROUP, INC.
Entity Address, City or Town		Dallas
Entity Address, State or Province		TX
Entity Address, Postal Zip Code		75201
City Area Code		(214)
Local Phone Number		756-6900